LVIP Protected Profile 2050 Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Protected Profile 2050 Fund is to seek the highest total return over time with a current emphasis on capital appreciation and secondary focus on high current income as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LVIP 2050 Profile Fund (USD $)	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - LVIP 2050 Profile Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1 fees)		none	0.25%
Other Expenses	[1]	2.12%	2.12%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.54%	0.54%
Total Annual Fund Operating Expenses		2.91%	3.16%
Less Expense Reimbursement	[2]	(2.07%)	(2.07%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)		0.84%	1.09%
[1]	Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	LIA has contractually agreed to reimburse the fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.30% of average daily net assets for the Standard Class of the fund (0.55% of average daily net assets for the Service Class of the fund). The agreement will continue at least through April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example - LVIP 2050 Profile Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Standard Class	86	705	[1]	[1]
Service Class	111	780	[1]	[1]
[1]	Only one-year and three year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Expense Example, No Redemption - LVIP 2050 Profile Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Standard Class	86	705	[1]	[1]
Service Class	111	780	[1]	[1]
[1]	Only one-year and three year expenses are shown since the fund is new. The fund will have expenses beyond year three.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds. The underlying funds invest primarily in equity securities. On or about May 15, 2011, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the equity securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities. The fund will have at least 2/3 of its allocation to underlying funds invested in funds employing a passive investment style (i.e., index funds). The Profile Fund will primarily purchase the following index funds to meet the passive investment style restriction: LVIP SSgA Bond Index Fund, LVIP SSgA International Index Fund, LVIP SSgA S&P 500 Index Fund and LVIP SSgA Small-Cap Index Fund. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets, and they may be concentrated in some countries. The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks). The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The advisor will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. However, at no time will the fund's use of futures override or change the Profile Fund's maximum target allocation to equity securities. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund. The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%. The Profile Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Profile Fund would plan to retire and likely stop making new investments in the fund. The adviser invests the Profile Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities which will become more conservative over time as the target date draws closer and once the target date occurs, as the investor moves further into retirement. Before investing in the Profile Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds which invest primarily in equity securities. As a result of the protection sub-strategy, the remaining portion of the fund's net assets is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.
At the target date, at least 80% of the Profile Fund is anticipated to be invested in underlying funds, 55% of which will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result of the protection sub-strategy, the portion of the Profile Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. As a result, the economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the fund's total economic exposure to equities at the target date to be between 35% and 55%. The Profile Fund's allocation to underlying funds that invest in equity securities will continue to decline until approximately 20 years after its target date, when its allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Profile Fund is approximately 2070. The Profile Fund's allocation to underlying funds at the landing date is expected to be at least 80%, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. As a result of the protection sub-strategy, the portion not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. However, the net economic exposure to equities at the landing date may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the fund's total economic exposure to equities at the landing date to be between 15% and 25%. The Profile Fund expects investors to gradually withdraw their monies from the Profile Fund from the time of the target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the size of the Profile Fund, the expense ratio of the Profile Fund is expected to increase.On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%.On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform the 2050 Profile Composite. The 2050 Profile Composite, an unmanaged index compiled by LIA, the Profile Fund's adviser is constructed as follows: 60% Wilshire 5000 Total Market IndexSM, 35% MSCI EAFE Index (net dividends) and 5% MSCI Emerging Markets Index (net dividends). The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the unhedged 2050 Profile Composite in strong, increasing markets.The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money. Your investment in the fund is not guaranteed. You can lose money in the fund near, at or after the target date.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: The underlying funds use an indexing strategy and do not individually select securities. Passively managed underlying funds will remain fully invested at all times and will be subject to fluctuations in the market indices which they are designed to track.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.
  Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The investment performance of the fund is affected by the investment performance of the underlying funds in which the fund invests. The ability of the fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the fund's assets among the underlying funds.
  Non-Diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.

Fund Performance
The fund commenced operations on or about April 29, 2011. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
LVIP 2050 Profile Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFee
Exchange Fee	rr_ExchangeFee
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	705
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	86
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	705
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05		[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10		[3]
LVIP 2050 Profile Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFee
Exchange Fee	rr_ExchangeFee
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05		[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10		[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	780
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05		[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10		[3]
LVIP 2050 Profile Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Protected Profile 2050 Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the LVIP Protected Profile 2050 Fund is to seek the highest total return over time with a current emphasis on capital appreciation and secondary focus on high current income as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Only one-year and three year expenses are shown since the fund is new. The fund will have expenses beyond year three
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Profile Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the Profile Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Profile Fund operates under a fund of funds structure, whereby under normal market conditions the fund will invest 80% or more of its assets in underlying funds. The underlying funds invest primarily in equity securities. On or about May 15, 2011, the Profile Fund will also employ an actively managed risk-management overlay ("protection sub-strategy") that will invest in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk. These exchange-traded futures will be on equity indices of domestic and foreign markets. As a part of the adviser's protection sub-strategy, the fund will primarily sell futures contracts on these indices (a "short" position in futures) to decrease the fund's aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser's evaluation of market volatility and downside equity market risk. Such an investment program involves selling index futures contracts that will have prices that are highly correlated in a negative way to the equity securities in which the underlying funds invest. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The sale of a futures contract enables the fund to lock in a price at which it may sell the financial instrument and protect against declines in the value of the underlying funds that primarily invest in equities. The fund will have at least 2/3 of its allocation to underlying funds invested in funds employing a passive investment style (i.e., index funds). The Profile Fund will primarily purchase the following index funds to meet the passive investment style restriction: LVIP SSgA Bond Index Fund, LVIP SSgA International Index Fund, LVIP SSgA S&P 500 Index Fund and LVIP SSgA Small-Cap Index Fund. The Profile Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large, medium and small cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets, and they may be concentrated in some countries. The Profile Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Profile Fund owns a diversified mix of equity securities (stocks). The Profile Fund's protection sub-strategy will consist of investing directly in exchange-traded futures on broad market equity indices of domestic and foreign markets where liquid futures markets exist. The advisor will select futures contracts based upon their historical correlation to the underlying fund(s) being hedged. The adviser will regularly evaluate the level of market volatility to determine the desired level of overall economic equity exposure to be held by the Profile Fund and designate a certain portion of the Profile Fund to be used to purchase or sell futures to manage the fund's overall economic exposure to equity securities. The fund will primarily hold short positions in exchange-traded futures to seek downside protection and attempt to provide a buffer against sharp downward movements in equity markets. The adviser may also periodically utilize long positions (purchase exchange-traded futures contracts) to increase the overall level of economic exposure to equity securities held by the fund at any given time, typically where the fund is holding idle cash that is awaiting investment in underlying funds. The purchase of a futures contract allows the fund to purchase a specific financial instrument underlying the contract at a specific time and for a set price, in effect, allowing the fund to lock in a price at which it may buy that instrument. However, at no time will the fund's use of futures override or change the Profile Fund's maximum target allocation to equity securities. The adviser will regularly adjust the level of exchange-traded futures contracts held to manage the overall net risk level of the fund. The Profile Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Profile Fund's investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Profile Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund's net economic exposure to equity securities to 0%. The Profile Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Profile Fund would plan to retire and likely stop making new investments in the fund. The adviser invests the Profile Fund in underlying funds in accordance with an asset allocation between equity securities and fixed income securities which will become more conservative over time as the target date draws closer and once the target date occurs, as the investor moves further into retirement. Before investing in the Profile Fund, an investor should consider in addition to age and retirement date, other factors such as the investor's risk tolerance, personal circumstances, and complete financial situation. Under normal circumstances, the Profile Fund's current investment strategy will be to invest at least 80% of its net assets in underlying funds which invest primarily in equity securities. As a result of the protection sub-strategy, the remaining portion of the fund's net assets is expected to be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The adviser develops the Profile Fund's asset allocation model based on the fund's current investment strategy. The asset class allocations in the Profile Fund's model are not expected to vary from the Fund's current investment strategy by more than plus or minus 10% in any one year.
At the target date, at least 80% of the Profile Fund is anticipated to be invested in underlying funds, 55% of which will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result of the protection sub-strategy, the portion of the Profile Fund not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. As a result, the economic exposure to equities at the target date may vary between a low of 0% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the fund's total economic exposure to equities at the target date to be between 35% and 55%. The Profile Fund's allocation to underlying funds that invest in equity securities will continue to decline until approximately 20 years after its target date, when its allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Profile Fund is approximately 2070. The Profile Fund's allocation to underlying funds at the landing date is expected to be at least 80%, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. As a result of the protection sub-strategy, the portion not invested in underlying funds will be invested in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. However, the net economic exposure to equities at the landing date may vary between a low of 0% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the fund's total economic exposure to equities at the landing date to be between 15% and 25%. The Profile Fund expects investors to gradually withdraw their monies from the Profile Fund from the time of the target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the size of the Profile Fund, the expense ratio of the Profile Fund is expected to increase.On at least an annual basis, the adviser will reassess and make any necessary revisions in the Profile Fund's asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This will ensure that the overall risk level of the fund remains aligned with the protection strategy and the current level of the adviser's assessment of overall market risk and general economic climate. The maximum amount of change to the model's asset class allocations that would be made in one year is plus or minus 10%.On a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Profile Fund's asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds held by the Profile Fund to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Profile Fund, which will affect the investor's exposure to equity securities, will fluctuate daily based upon market conditions.The adviser uses mathematical and statistical investment processes to allocate assets, select underlying funds and construct portfolios in ways that seek to outperform the 2050 Profile Composite. The 2050 Profile Composite, an unmanaged index compiled by LIA, the Profile Fund's adviser is constructed as follows: 60% Wilshire 5000 Total Market IndexSM, 35% MSCI EAFE Index (net dividends) and 5% MSCI Emerging Markets Index (net dividends). The Profile Fund's protection sub-strategy may cause the fund's return to trail the return of the unhedged 2050 Profile Composite in strong, increasing markets.The underlying fund selection is made based on the Profile Fund's particular asset allocation model, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each fund's suitability as an investment for the Profile Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money. Your investment in the fund is not guaranteed. You can lose money in the fund near, at or after the target date.
  Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
  Passive Management Risk: The underlying funds use an indexing strategy and do not individually select securities. Passively managed underlying funds will remain fully invested at all times and will be subject to fluctuations in the market indices which they are designed to track.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.
  Currency Risk: The value of the fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The investment performance of the fund is affected by the investment performance of the underlying funds in which the fund invests. The ability of the fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the fund's assets among the underlying funds.
  Non-Diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	loss of money is a risk of investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on or about April 29, 2011. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.

[1]	Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	LIA has contractually agreed to reimburse the fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.30% of average daily net assets for the Standard Class of the fund (0.55% of average daily net assets for the Service Class of the fund). The agreement will continue at least through April 30, 2012.
[3]	Only one-year and three year expenses are shown since the fund is new. The fund will have expenses beyond year three.